Employee benefit plans (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Japan
Schedule of Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 846,068	¥ 878,009
Fair value of plan assets	188,241	203,277
Accumulated benefit obligation	783,561	847,017
Fair value of plan assets	155,345	198,315
Foreign Plans
Schedule of Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	1,025,234	681,025
Fair value of plan assets	678,522	357,583
Accumulated benefit obligation	403,810	515,918
Fair value of plan assets	¥ 93,717	¥ 215,006